Provisions for expected credit losses - Portfolio Overlays (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Provisions for expected credit losses
Overlays	$ 130	$ 179	$ 260
Extreme weather events
Provisions for expected credit losses
Overlays	70	70	70
Non-retail credit exposures
Provisions for expected credit losses
Overlays	41	32	31
Retail credit exposures
Provisions for expected credit losses
Overlays	$ 19	$ 77	$ 159